Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers	Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2024
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	1,150	448	33	336	2,661	342	4,970
Advisory	—	—	319	739	—	—	1,058
Brokerage and execution	215	—	129	1,580	—	—	1,924
Underwriting and syndication	36	92	—	2,596	—	—	2,724
Other	15	1	—	—	—	18	34
Total revenue from contracts with customers	1,416	541	481	5,251	2,661	360	10,710
Other non-contract fee income	—	25	—	112	—	—	137
Fee and commission income	1,416	566	481	5,363	2,661	360	10,847
Fee and commission expense	(408)	(90)	(38)	(1,121)	(1,855)	(88)	(3,600)
Net fee and commission income	1,008	476	443	4,242	806	272	7,247

	2023
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	1,124	429	32	327	2,603	301	4,816
Advisory	52	—	251	652	—	—	955
Brokerage and execution	234	—	89	1,674	—	—	1,997
Underwriting and syndication	33	82	—	1,998	—	—	2,113
Other	36	1	—	—	—	64	101
Total revenue from contracts with customers	1,479	512	372	4,651	2,603	365	9,982
Other non-contract fee income	—	28	1	110	—	—	139
Fee and commission income	1,479	540	373	4,761	2,603	365	10,121
Fee and commission expense	(368)	(96)	(33)	(1,247)	(1,765)	(83)	(3,592)
Net fee and commission income	1,111	444	340	3,514	838	282	6,529

	2022
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	1,084	378	31	296	2,294	257	4,340
Advisory	161	—	144	820	—	—	1,125
Brokerage and execution	256	—	56	1,465	—	—	1,777
Underwriting and syndication	—	75	1	1,961	—	—	2,037
Other	59	(1)	2	9	4	142	215
Total revenue from contracts with customers	1,560	452	234	4,551	2,298	399	9,494
Other non-contract fee income	—	28	5	110	—	—	143
Fee and commission income	1,560	480	239	4,661	2,298	399	9,637
Fee and commission expense	(319)	(65)	(13)	(944)	(1,618)	(79)	(3,038)
Net fee and commission income	1,241	415	226	3,717	680	320	6,599